Employee Benefit Plans and Similar Obligations - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Repurchase of own shares issued, shares	737,378	411,623	250,795
Repurchase of own shares issued, value	$ 550	$ 280	$ 120
Plan 2015-18 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2015
Amount charged to expense in relation with share-based plans			12
Plan 2016-19 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2016
Amount charged to expense in relation with share-based plans		21	54
Plan 2017-20 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2017
Amount charged to expense in relation with share-based plans	$ 37	98	142
Plan 2018-21 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2018
Amount charged to expense in relation with share-based plans	$ 127	212	100
Plan 2019-22 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2019
Amount charged to expense in relation with share-based plans	$ 293	189
Plan 2020-23 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2020
Share-based Plans [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Amount charged to expense in relation with share-based plans	$ 541	$ 493	$ 308
Number of shares delivered under plan	769,312	609,910	538,252
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 211	$ 133	$ 87
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 4,231	$ 3,790	$ 2,141